Prepayments and other current assets (Tables)	12 Months Ended
Mar. 31, 2020
Prepayments and other current assets
Summary of prepayments and other current assets

	As of March 31,
	2020	2019
Prepaid issuance fee	$575,594	$—
Prepaid service fees	$1,385,756	$900,968
Other current assets	1,752	1,843
Total	$1,963,102	$902,811